UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES



Investment Company Act file number 811-09134



Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)




15 Chester Commons, Malvern, PA  19355
(Address of principal executive offices)




Daniel A. Morris
15 Chester Commons, Malvern, PA  19355
(Name and address of agent for service)




Registrant's telephone number, including area code:  610-722-0900



Date of fiscal year end:  December 31



Date of reporting period:  December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.







Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900
800-787-3334




Semi-Annual  Report
December 31, 2003






Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900      800-787-3334
www.manorfunds.com





Managed by:
Morris Capital Advisors, Inc.





Manor Investment Funds, Inc.
15 Chester Commons
Malvern, PA  19355

December 31, 2003

Dear Fellow Shareholders:

	The stock market finished 2003 on a positive note, capping off a strong year. In fact, the Manor Fund registered its best calendar year performance since the Fund was established more than 8 years ago. The stock market rally, and inflows from shareholders boosted Fund assets over $6.9 million.


The Market Conspiracy

	The financial markets seem to conspire to inflict the maximum amount of pain on the maximum number of people. The market decline that started in 2000 was a classic example. After years of spectacular returns, investors became so enamored by the stock market that they ignored the risk and continued to invest. The market didn't decline until enthusiasm for stocks was universal.

	The decline was brutal by any measure. It was long and difficult, lasting 3 years and dropping more than 50% from the top. Sharp sell offs in July and October of 2002 brought stocks to 5-year lows. That's a lot of pain for a lot of people.

	In the Fall of 2002, the Dow set new lows at 7,286 and Bill Gross, a prominent bond manager, wrote a widely publicized piece calling for Dow 5,000. The news was full of corporate scandals (Enron, Worldcom, Tyco, and Adelphia), economic uncertainties, terrorism, nuclear confrontations, and conflicts in Afghanistan and Iraq. The stock market faced high valuations, excess capacity at many companies, and highly publicized conflicts of interest among Wall Street analysts. Investors expected only a modest rebound during 2003, at best.

	But last year stocks rose more than 28%, recovering all of the decline in the S&P 500 the year before, and then some. So, now what?

	This year I expect that reasonable valuations and stronger economic growth will contribute to another year of above average returns in the stock markets.


Reasonable Valuation

	It is important to get some measure of market valuation when projecting future performance. I monitor the relationship between earnings on the S&P
500 Index and the yield of the 10-year Treasury Note.  This indicator, known
as the P-Stat, is also used by Alan Greenspan at the Fed.   On the first
chart the bold line charts P-Stat. The higher the line the greater the risk of overvaluation in the market. In fact, the peak of this measure above the year 2000 coincides with the speech when Alan Greenspan expressed his concern about the markets when he said that there were signs of "irrational exuberance" by investors.

	At present, this measure is very close to the lower band, illustrating that the market is reasonably valued at this point. The slight uptick at the end of the graph demonstrates the impact on this measure assuming a rise in interest rates this year and a modest increase in earnings.

	The P-Stat will remain low if rates remain low, or if earnings increase more than expected, demonstrating that valuations are reasonable for the current year.

	The second graph illustrates the earnings growth in the S&P 500 index on a year-over-year basis. As illustrated on the far right of the chart, the growth assumption used in the P-Stat measure above is not inconsistent with the typical growth rate of earnings over the last several decades.


Economic Growth

	The economy is well positioned to continue the rebound that began during 2003. Interest rates are low and the Fed has stated its desire to keep them low. Low interest rates, combined with a weak dollar, lean inventories, and improved productivity will feed economic growth. Accelerating growth will spur employment, once corporations overcome their reluctance to expand capacity.

	Better economic growth will fuel earnings growth. Combining higher earnings, low interest rates and improving investor psychology, will provide the fuel to sustain the market advance.

The Manor Fund

	The Manor Fund rose 12.06% during the quarter, and 31.56% for the year, outperforming the S&P 500 during the trailing year, and the Lipper Large-Cap Core mutual fund index during both time periods. The Fund was helped by gains in Alcan, KB Home, General Motors, Occidental Petroleum, and Tyco International.

	Alcan rallied as the growing economy contributed to accelerated revenues and earnings at this maker of aluminum products. KB Home continued its strong performance as residential home sale remained strong despite expectations of a slowdown. General Motors rallied as concerns about their under-funded pension plan abated. The company increased funding for the plan earlier in the year by borrowing at low interest rates to increase funding and then investing those funds at an opportune time in the markets. Occidental Petroleum rallied as persistently high oil prices contributed to strong earnings. Tyco International continued to rebound as new management refocused this company on the operating strengths of the core business segments.

	The Fund was hurt by weak performance by Citrix Systems, PepsiCo, Johnson & Johnson, Exelon, and Anthem. Citrix declined during the quarter, but it recorded one of the best gains in the portfolio for the year. PepsiCo lagged on sluggish top line revenue growth, while Johnson & Johnson languished on investor concerns about prospects a major new product. Exelon, an electric utility company lagged the market as would be expected in a strong market rally. Anthem also underperformed as investors shifted funds from the defensive medical sector to invest in more growth oriented technology companies.

	During the quarter we took some gains in Best Buy, one of our top performers, to prevent this holding from becoming too heavily weighted in the portfolio. Later in the quarter we increased our position in Intel, for the first time since January 1999, as the company is beginning to show signs of improved earnings growth.



The Growth Fund

	The Growth Fund rose 12.58% during the quarter and 30.23% for the year, outperforming the S&P 500 and the Lipper Large-Cap Growth mutual fund index for each time period since inception. The Fund was helped by gains in Xlinix, Vishay Intertechnology, Ebay, Qualcomm, and Hospitality Properties.

	Xlinix and Vishay both rallied as increased demand for communications equipment boosted revenue. Xilinx makes communications chips that can be programmed by the user to perform specific functions, while Vishay makes many of the basic resistors and capacitors used in electronic devices. Demand for Vishay products is often a good indicator of the direction computer equipment. Ebay continues to be one of our strongest performers due to the continued growth of the internet auction business. Qualcomm rose on increased demand for their CDMA technology used in cellular telephones. Hospitality Properties, a manager of real estate for the travel industry also rose on improved profitability and several new management agreements.

	The Fund was hurt by declines in Cytec, Monster Worldwide, Global SanteFe, Mohawk, and Microsoft. Cytec declined despite reporting strong sales and earnings growth from its proprietary cancer testing process. Monster Worldwide declined after strong performance earlier in the year, while Global SanteFe did not experience increased exploration demand despite persistently high oil prices. Mohawk struggled despite a strong housing market. Microsoft has not participated in the rebound in technology shares because investors are concerned about the ability of the company to increase growth and the relatively high valuation implied by the stock price.

	During the quarter we sold our position in Sun Microsystems, Greenpoint Financial, and Global SanteFe to remove some of our underperformers. We purchased Staples, a retailer of office supplies, that should be well positioned as economic growth continues to improve.



The Bond Fund

	The Bond Fund rose 0.92% for the trailing year. The fund portfolio is managed to preserve principal in this volatile market so as to provide shareholders with a low risk alternative to stocks. The fund's investment portfolio of US Treasury securities is very conservative, with an average maturity for the entire portfolio of only 2.1 years, an average duration of
1.98 years, and an average yield to maturity of 1.86%.



Portfolio Strategy for the Beginning of 2004

	I expect to make several portfolio adjustments as the new year begins to better position the Manor and Growth Funds. I will increase existing positions when appropriate, and add new holdings to reduce the cash held in low-yielding money market funds. Since I anticipate a rise in interest rates as economic growth strengthens, I will maintain the very conservative portfolio in the Bond Fund to protect principal.

							Sincerely,
							Daniel A. Morris









                                   Manor Fund
                                December 31, 2003



Portfolio of Investments


Description           Shares   Market Value

Common & Preferred Stock

Consumer Staples       5.9%
     Pepsico          1,560       72,727
     Reebok           2,090       82,179
                              ----------
                                 154,906

Consumer Disc.         2.0%
     AOL  Time Warner 2,930       52,711
                              ----------
                                  52,711

Retail                 6.1%
     Best Buy         1,550       80,972
     Cardinal Health  1,305       79,814
                              ----------
                                 160,786

Medical               11.6%
     Anthem             920       69,000
     Manor Care       2,590       89,536
     Johnson&Johnson  1,350       69,741
     Pfizer           2,130       75,253
                              ----------
                                 303,530

Automobile             2.4%
     General Motors   1,190       63,546
                              ----------
                                  63,546

Basic Materials        3.5%
     Alcan            1,940       91,083
                              ----------
                                  91,083

Industrial Products    2.3%
     Tyco Intl Ltd.   2,240       59,360
                              ----------
                                  59,360

Construction           3.6%
     KB Home          1,310       95,001
                              ----------
                                  95,001

Multi-Industry         2.7%
     General Electric 2,270       70,325
                              ----------
                                  70,325

Computer              13.0%
     Cisco            2,350       57,081
     Citrix Systems   2,570       54,510
     Hewlett-Packard  1,960       45,021
     Intel            2,980       95,956
     IBM                950       88,046
                              ----------
                                 340,614

Aerospace              2.0%
     Boeing           1,230       51,832
                              ----------
                                  51,832

Oil                    7.7%
     Devon Energy     1,220       69,857
     Nabors           1,310       54,365
     Occidental Pet.  1,820       76,877
                              ----------
                                 201,099

Finance                21.0%
     Allstate Ins.     1,830      78,727
     Citigroup         1,769      85,867
     Fed Nat Mtg Assoc 1,120      84,067
     Freddie Mac         920      53,655
     Shurgard Storage  2,060      77,559
     Vornado Rlty Trst 1,710      93,623
     MBNA Corp.        3,070      76,289
                              ----------
                                 549,787

Utilities              2.5%
     Exelon             970       64,369
                              ----------
                                  64,369

Other Assets           5.8%
     S&P500 SPDR        690       76,783
     S&P500 Barra Val 1,340       74,142
                              ----------
                                 150,925

Cash and Equiv.        7.9%
     1st Am. Gov't Obl.          203,526
     Accrued Dividends             2,456
                              ----------
                                 205,982

                              ----------
Total Portfolio                2,615,856








                                   Manor Fund
                                 December 31, 2003





Top Five Holdings

Company           Industry  % of Net Assets

Intel             Computer        3.7 %
KB Home           Construction    3.6 %
Vornado Rlty Trst Finance         3.6 %
Alcan             Basic Materials 3.5 %
Manor Care        Medical         3.4 %






Top Five Industries

Industry     % of Net Assets

Finance      21.0 %
Computer     13.0 %
Medical      11.6 %
Oil           7.7 %
Retail        6.1 %






Fund Performance

                                    Total Return
                3 Months   Trailing Year  Annualized Since Inception
               ------------------------------------------------------
Manor Fund       12.06 %       31.56 %             4.48 %
Lipper LCC Index 10.85 %       24.80 %             6.06 %
S&P 500 Index    12.18 %       28.69 %             9.85 %







                                Growth Fund
                             December 31, 2003



Portfolio of Investments


Description           Shares   Market Value

Common & Preferred Stock

Consumer Staples       1.7%
     Jones Apparel    1,270       44,742
                              ----------
                                  44,742

Consumer Disc.         10.6%
     Barnes & Noble    1,980      65,043
     Cendant Corp.     3,910      87,076
     Mohawk Inc.         920      64,897
     Interactive Corp. 1,570      53,270
                              ----------
                                 270,286

Retail                 11.6%
     Amerisource Berg.  1050      58,957
     Bed, Bath, Beyond 1,400      60,690
     Staples           2,890      78,897
     Ebay               1520      98,177
                              ----------
                                 296,721

Medical                15.6%
     Andrx Group       1,120      26,925
     Cytyc Corp        3,230      44,445
     Express Scripts    1230      81,709
     Forest Labs         940      58,092
     Ivac Corp         2,843      67,891
     Quest Diagnostics   700      51,177
     Universal Health  1,270      68,224
                              ----------
                                 398,463

Computer               25.3%
     Cisco               620      15,060
     Concord EFS       1,740      25,822
     Dell Computer     2,130      72,335
     Intel             2,500      80,500
     Microsoft Corp.   2,660      73,256
     Qualcomm          1,320      71,187
     Tech Select SPDR  2,400      48,912
     Vishay            4,170      95,493
     Waters Corp.      1,510      50,072
     Xilinx            2,930     113,508
                              ----------
                                 646,145

Oil                    2.5%
     Valero Energy    1,380       63,949
                              ----------
                                  63,949

Finance                13.7%
     American Intl Grp 1,160      76,885
     Chelsea  Prop Tr. 1,460      80,023
     Hospitality Prop. Tr.
                       2,020      83,385
     T. Rowe Price       790      37,454
     Washington Mutual 1,800      72,216
                              ----------
                                 349,963
Transportation         1.0%
     Tidewater          830       24,800
                              ----------
                                  24,800

Business Services      0.9%
     Monster Wrldwide 1,000       21,960
                              ----------
                                  21,960

Other Assets           5.5%
     S&P500 Barra Growth
                      2,220       67,832
     S&P500 SPDR        660       73,445
                              ----------
                                 141,277

Cash and Equiv.        11.7%
     1st Am. Gov't Obl.          297,071
     Accrued Dividends             1,944
                              ----------
                                 299,015

                              ----------
Total Portfolio                2,557,321






                                Growth Fund
                             December 31, 2003

Top Five Holdings

Company           Industry  % of Net Assets

Xilinx            Computer        4.4 %
Ebay              Retail          3.8 %
Vishay Intertec   Computer        3.7 %
Cendant Corp.     Consumer Disc.  3.4 %
Hospitality Prop  Finance         3.3 %





Top Five Industries

Industry     % of Net Assets
Computer        25.3 %
Medical         15.6 %
Finance         13.7 %
Retail          11.6 %
Consumer Disc.  10.6 %






Fund Performance

                                    Total Return
                3 Months   Trailing Year  Annualized Since Inception
               ------------------------------------------------------
Growth Fund      12.58 %       30.23 %            -1.79 %
Lipper LCGrthIdx 10.09 %       26.96 %            -9.61 %
S&P 500 Index    12.18 %       28.69 %            -3.15 %










                                Bond Fund
                             December 31, 2003


Portfolio of Investments


Description                            Par Val.  Market Val.
Government Bonds     94.0 %

Less than 1 year to maturity
U.S. Treasury  5.250%   Due 05-15-04     80,000    81,250
U.S. Treasury  6.000%   Due 08-15-04    100,000   103,000
U.S. Treasury  2.000%   Due 11-30-04    300,000   301,875


1 to 3 years to maturity
U.S. Treasury  1.500%   Due 02-28-05    200,000   200,438
U.S. Treasury  5.875%   Due 11-15-05     50,000    53,797
U.S. Treasury  1.875%   Due 11-30-05    300,000   300,562
U.S. Treasury  5.625%   Due 02-15-06    100,000   107,750


3 to 5 years to maturity
U.S. Treasury  3.250%   Due 08-15-07    200,000   204,000
U.S. Treasury  3.125%   Due 10-15-08    300,000   299,437

                       Accrued Interest            11,796
                                                ---------
                                                1,663,905

Cash and Equiv.        8.2 %
     1st American Treasury Obligations            105,521
                                                ---------
                                                  105,521

                                                ---------
                       Total Portfolio          1,769,426








                                 Bond Fund
                             December 31, 2003

Top Five Holdings

Security                      % of Net Assets

US Treasury 2.000% due 11/30/04    17.1 %
US Treasury 1.875% due 11/30/05    17.0 %
US Treasury 3.125% due 10/15/08    16.9 %
US Treasury 3.250% due 8/15/07     11.5 %
US Treasury 1.500% due 2/28/05     11.3 %






Fund Performance

                                    Total Return
                3 Months   Trailing Year  Annualized Since Inception
               ------------------------------------------------------
Bond Fund        -0.18 %        0.92 %             4.85 %
Lipper US Govt.  -0.11 %        1.73 %             6.70 %
Lehman Inter. Gov't Index
                 -0.24 %        2.21 %             6.76 %











                          Manor Investment Funds, Inc.
                      Statement of Assets and Liabilities
                               December 31, 2003

Year Ending December 31, 2003

ASSETS                        Manor Fund    Growth Fund      Bond Fund
------                        ----------    -----------     ----------
Investments in Securities     $2,409,874    $ 2,258,306     $1,652,109
Cash                             203,526        297,071        105,521
Dividends & Interest Receivable    2,619          2,196         11,860
                              ----------    -----------     ----------
Total Assets                   2,616,019      2,557,573      1,769,490

LIABILITIES
-----------
Expenses Payable                 (1,527)        (2,229)          (219)
                              ----------    -----------     ----------
Total Liabilities                (1,527)        (2,229)          (219)

                              ----------    -----------     ----------
NET ASSETS                    $2,614,492    $ 2,555,344     $1,769,271


NET ASSETS CONSIST OF:
Capital Stock (par value
and paid-in capital)          $2,485,211     $2,741,043     $1,744,690

Accumulated net investment
income(loss)                    (11,283)       (39,077)          4,369

Accumulated net
realized (loss)                (123,914)      (306,552)            841

Net unrealized
appreciation (depreciation)      264,478        159,930         19,371

                              ----------    -----------     ----------
NET ASSETS                    $2,614,492     $2,555,344     $1,769,271
                              ----------    -----------     ----------



CAPITAL SHARES OUTSTANDING       188,920        277,247        167,122
(10,000,000 authorized shares;
$.001 par value)

NET ASSET VALUE PER SHARE     $    13.84    $      9.22     $    10.59
                              ----------    -----------     ----------








                       Manor Investment Funds, Inc.
                          Statement of Operations
                             December 31, 2003


Year Ending December 31, 2003

Investment Income             Manor Fund    Growth Fund      Bond Fund
-----------------             ----------    -----------     ----------
Dividends                     $   29,611    $    13,170     $    - 0 -
Interest                           2,361          3,491         59,932
                              ----------    -----------     ----------
Total Investment Income       $   31,972    $    16,661     $   59,932


Expenses
--------
Management Fees                   19,885         18,884          7,260
Professional Fees                  6,169          5,058          6,217
Trustee Fees                       3,044          3,085          3,460
Registration Fees                    405            100            375
Taxes                                281            150            378
Miscellaneous Fees                 1,470          2,641            379
                              ----------    -----------     ----------
Total Expenses                    31,254         29,918         18,069

                              ----------    -----------     ----------
Net Investment Income (Loss)         718       (13,257)         41,863


Realized & Unrealized Gain (Loss) on Investments
------------------------------------------------
Net Realized gain (loss)
on Investments                     3,292       (58,098)         37,918

Net Change in Unrealized
Appreciation/Depreciation
on Investments                   579,502        607,361       (63,072)

Net realized and Unrealized Gain (Loss)
on Investments                   582,794        549,263       (25,154)

                              ----------    -----------     ----------
Net Increase (Decrease)
in Net Assets Resulting
from Operations               $  583,512    $   536,006     $   16,709
                              ----------    -----------     ----------








                       Manor Investment Funds, Inc.
                    Statement of Changes in Net Assets
                             December 31, 2003


Year Ending December 31, 2003

Increase (Decrease) in
Net Assets from Operations    Manor Fund    Growth Fund      Bond Fund
--------------------------    ----------    -----------     ----------
Net Investment (Loss) Income         718       (13,257)         41,863

Net realized gain (Loss)
 on investments                    3,292       (58,098)         37,918

Net Change in Unrealized
Appreciation/Depreciation
on Investments                   579,502        607,361       (63,072)
                              ----------    -----------     ----------
Net increase/decrease in net
assets resulting
from operations                  583,512        536,006         16,709


Distributions to Shareholders from
     Net Investment Income         - 0 -          - 0 -       (40,658)
     Net Realized Gain             - 0 -          - 0 -       (37,777)
                              ----------    -----------     ----------
Total Distributions                - 0 -          - 0 -       (78,435)


Capital Share Transactions
     Proceeds from shares sold   384,826        458,284        161,856

     Proceeds From Reinvestment
     of Distributions              - 0 -          - 0 -         78,435

     Payments for shares
     Redeemed                  (103,389)       (75,630)      (371,299)
                              ----------    -----------     ----------
Net Increase in Net Assets
From Capital Share Transactions  281,437        382,654      (131,008)
                              ----------    -----------     ----------
Total Increase in Net Assets     864,949        918,660      (192,734)


Net Assets:
     Beginning of Year         1,749,542      1,636,684      1,962,005
                              ----------    -----------     ----------
     End of Year               2,614,491      2,555,344      1,769,271
                              ----------    -----------     ----------


Transactions in Shares of Fund
     Sold                         31,318         55,777         14,687

     Issued in reinvestment
     of distributions              - 0 -          - 0 -          7,413

     Redeemed                    (8,732)        (9,606)       (33,746)
                              ----------    -----------     ----------
Net increase/decrease in
outstanding-shares of the Fund    22,586         46,171       (11,646)
                              ----------    -----------     ----------








                       Manor Investment Funds, Inc.
                           Financial Highlights
                                Manor Fund
                             December 31, 2003


                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
beginning of year     $ 10.52   $ 13.20   $ 15.76   $ 17.08   $ 15.46
                       ------    ------    ------    ------    ------


Investment Operations
     Net investment (loss)
     Income             - 0 -    (0.01)    (0.02)    (0.06)      0.07
     Net realized and
     unrealized(loss)
     gain on investments 3.32    (2.67)    (2.54)    (1.26)      1.62
                       ------    ------    ------    ------    ------
Total from investment
operations               3.32    (2.67)    (2.56)    (1.26)      1.69
                       ------    ------    ------    ------    ------

Distributions
     Dividends from net
     investment income  - 0 -     - 0 -     - 0 -     - 0 -    (0.07)

     Distributions from
     realized capital
     gains              - 0 -     - 0 -     - 0 -     - 0 -     - 0 -
                       ------    ------    ------    ------    ------
Total Distributions     - 0 -     - 0 -     - 0 -     - 0 -    (0.07)
                       ------    ------    ------    ------    ------

Net (decrease) increase in
   net asset value       3.32    (2.68)    (2.56)    (1.32)      1.62
                       ------    ------    ------    ------    ------


Net asset value,
end of year           $ 13.84   $ 10.52   $ 13.20   $ 15.76   $ 17.08
                       ------    ------    ------    ------    ------


(1) Selected data based on a share outstanding throughout the year.

Total Investment
Return                 31.56%   -20.30%   -16.24%    -7.73%    10.95%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)

Investment income-net   0.03%    -0.08%    -0.11%    -0.32%     0.44%
                       ------    ------    ------    ------    ------

Expenses                1.50%     1.50%     1.50%     1.50%     1.50%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate  3.7%       26%       28%       16%       19%
                       ------    ------    ------    ------    ------


The accompanying notes are an integral part of these financial statements.









                       Manor Investment Funds, Inc.
                           Financial Highlights
                                Growth Fund
                             December 31, 2003


                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
beginning of year     $  7.08   $  8.95   $  9.54   $ 11.72   $ 10.00
                       ------    ------    ------    ------    ------

Investment Operations
     Net investment (loss)
     income            (0.05)    (0.06)    (0.05)    (0.05)     - 0 -

     Net realized and
     Unrealized(loss)
     gain on investments 2.19    (1.81)    (0.54)    (2.13)      1.72
                       ------    ------    ------    ------    ------
Total from investment
operations               2.14    (1.87)    (0.59)    (2.18)      1.72
                       ------    ------    ------    ------    ------

Distributions
     Dividends from net
     investment income  - 0 -     - 0 -     - 0 -     - 0 -     - 0 -

     Distributions from
     realized capital
     gains              - 0 -     - 0 -     - 0 -     - 0 -     - 0 -
                       ------    ------    ------    ------    ------
Total Distributions     - 0 -     - 0 -     - 0 -     - 0 -     - 0 -
                       ------    ------    ------    ------    ------

Net (decrease) increase
   In net asset value    2.14    (1.87)    (0.59)    (2.18)      1.72
                       ------    ------    ------    ------    ------


Net asset value,
end of year           $  9.22   $  7.08   $  8.95   $  9.54   $ 11.72
                       ------    ------    ------    ------    ------


(1) Selected data based on a share outstanding throughout the year.

Total Investment
Return                 30.23%   -20.89%    -6.18%   -18.60%    17.20%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)                         (2)

Investment income-net  -0.54%    -0.70%    -0.53%    -0.44%     0.01%
                       ------    ------    ------    ------    ------

Expenses                1.50%     1.50%     1.50%     1.52%     1.49%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate  5.2%     13.2%     33.6%     16.0%      4.0%
                       ------    ------    ------    ------    ------

(2) Annualized
* For the period 6/30 - 12/31/99
The accompanying notes are an integral part of these financial statements.









                       Manor Investment Funds, Inc.
                           Financial Highlights
                                 Bond Fund
                             December 31, 2003

                         2003      2002      2001      2000      1999
                       ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
beginning of year     $ 10.98   $ 10.63   $ 10.39   $  9.90   $ 10.00
                       ------    ------    ------    ------    ------

Investment Operations
     Net investment (loss)
     Income              0.25      0.32      0.43      0.46      0.18

     Net realized and
     Unrealized(loss)
     gain on investments (0.15)    0.33      0.17      0.45    (0.16)
                        -------  ------    ------    ------    ------

Total from investment
operations               0.10      0.65      0.60      0.91      0.02
                       ------    ------    ------    ------    ------

Distributions
     Dividends from net
     investment income (0.25)    (0.27)    (0.36)    (0.42)    (0.12)
     Distributions from
     realized capital
     gains             (0.24)    (0.03)     - 0 -     - 0 -     - 0 -
                       ------    ------    ------    ------    ------
Total Distributions    (0.49)    (0.30)    (0.36)    (0.42)    (0.12)
                       ------    ------    ------    ------    ------

Net (decrease) increase in
   net asset value     (0.39)      0.35      0.24      0.49    (0.10)
                       ------    ------    ------    ------    ------


Net asset value,
end of year           $ 10.59   $ 10.98   $ 10.63   $ 10.39   $  9.90
                       ------    ------    ------    ------    ------


(1) Selected data based on a share outstanding throughout the year.

Total Investment
Return                  0.92%     6.11%     5.77%     9.19%     0.23%
                       ------    ------    ------    ------    ------


RATIOS (to Average Net Assets)                         (2)

Investment income-net   2.26%     2.96%     4.01%     4.45%     3.58%
                       ------    ------    ------    ------    ------

Expenses                1.00%     1.00%     1.00%     1.00%     1.00%
                       ------    ------    ------    ------    ------

Portfolio Turnover Rate 44.1%     26.3%      0.0%      0.0%      0.0%
                       ------    ------    ------    ------    ------

(2) Annualized
* For the period 6/30 - 12/31/99
The accompanying notes are an integral part of these financial statements.














Manor Investment Funds, Inc.
Notes to Financial Statements
December 31, 2003


Note 1-Organization

Incorporated in Pennsylvania on September 13, 1995, Manor Investment Funds, Inc. (the Company) was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. The Company is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940. Manor Fund, Growth Fund, and Bond Fund (collectively referred to as the Funds) presently constitute Manor Investment Funds, Inc. The primary investment objectives of each of these Funds follow:

Manor Fund:
Conservative capital appreciation and current income, investing primarily in common stock of large corporations in the United States.

Growth Fund:
Long-term capital appreciation, investing primarily in common stock of U.S. corporations.

Bond Fund:
Intermediate-term fixed income, investing primarily in U. S. Government obligations.



Note 2-Significant Accounting Policies

Following is a summary of the Funds' significant accounting policies which are in conformity with generally accepted accounting principles for investment companies:

Security Valuation and Accounting:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

The Funds follow industry practice and record security transactions on the trade date.

Cash:
Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Funds to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

Federal Income Taxes:
The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income. Accordingly, no provision for federal income tax or excise tax is required in these financial statements.

Distributions:
Each Fund generally pays, or intends to pay dividends from net investment income and to distribute net capital gains that it realizes. Distributions to shareholders are recorded on the ex-dividend date.

Realized Gains and Losses on Investment Transactions:
Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Accounting Estimates:
Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Other:
Interest income is recognized on the accrual basis. When applicable, premiums and discounts on purchased U. S. government obligations are amortized or accreted to interest income over the life of the obligation.

As mutual funds, the Funds' investments are subject to stock market risk, bond market risk and inflation risk. Manor Fund and Growth Fund will have higher exposure to stock market risk because of their significant investments in stocks. Bond Fund will have higher exposure to bond market risk and inflation risk because of its significant investments in U.S. Treasury Notes.



Note 3-Related Party Transactions

Daniel A. Morris, President of Manor Investment Funds, Inc., is also the sole shareholder, officer and director of Morris Capital Advisors, Inc. (Morris). Mr. Morris (and his wife) and other directors, own shares in the Funds. Each of the Funds has an investment management and advisory services agreement (the Agreements) with Morris.

Monthly, the Funds pay Morris Capital Advisors a fee equivalent to one percent per annum of the daily average net assets of the Manor and Growth Funds and one half of one percent per annum of the daily average net assets of the Bond Fund. Each of the Funds bears expenses necessary and incidental to the conduct of its business.

The Agreements must be approved annually by a majority vote of the Funds' non-interested Board of Directors.


Note 4-Investment Transactions

Purchases of investment securities for Manor, Growth and Bond aggregated $480,530, $757,811 and $799,375, respectively in 2003; sales aggregated $77,705, $103,375, and $832,281 for Manor, Growth, and Bond, respectively.

For income tax purposes, Manor Fund has capital loss carryovers of $123,915 and Growth Fund capital losses total $306,552. Such losses were generally realized from 1999 through 2003 and will be carried forward to offset future realized capital gains. If not used, they will expire in 2007 through 2011.

Each Fund portfolio consists of securities that have risen in value since their purchase (called unrealized gain), or securities that have fallen in value (unrealized loss) since their purchase. At December 31, 2003, net unrealized appreciation and depreciation of investment securities for financial reporting and federal income tax reporting were as follows:

Manor Fund:
Net unrealized appreciation of $264,478 consisted of unrealized gains of $434,301 and unrealized losses of $169,823.

Growth Fund:
Net unrealized appreciation of $159,930 consisted of unrealized gains of $356,214 and unrealized losses of $196,284.

Bond Fund:
Net unrealized appreciation of $19,370 consisted of unrealized gains of $19,979 and unrealized losses of $609 on U.S. Government obligations.



Note 5-Custody Agreement

Under an agreement, U.S Bank acts as the custodian for each of the Funds. U.S Bank charges fees in accordance with its standard rates for such services, payable monthly.











Manor Investment Funds, Inc.


Fund Office:
15 Chester County Commons
Malvern,  PA 19355

610-722-0900      800-787-3334




www.manorfunds.com





ITEM 2.   CODE OF ETHICS.
          Not applicable for semi-annual reports.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable for semi-annual reports.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable for semi-annual reports.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTAS.
          Not applicable for semi-annual reports.


ITEM 6.   [RESERVED.]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.


ITEM 8.   [RESERVED.]



ITEM 9.   CONTROLS AND PROCEDURES.



ITEM 10.  EXHIBITS.
          (a) (1)  Code of Ethics - Not applicable for semi-annual reports.

          (a) (2) Certifications persuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (b) Certification pursuant ot Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undershgned, thereunto duly authorized.



Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
       President
Date 2/9/2004




Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, this reort has been signed below by the following persons on hehalf of the registrant and in the capacities and on the dates indicated.


By /s/ Daniel A. Morris
       Daniel A. Morris
       President
Date 2/9/2004